Document and Entity Information	May 09, 2024
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Document Period End Date	May 09, 2024
Entity Registrant Name	MEDICAL PROPERTIES TRUST INC
Entity Incorporation State Country Code	MD
Entity File Number	001-32559
Entity Tax Identification Number	20-0191742
Entity Address Address Line 1	1000 Urban Center Drive
Entity Address Address Line 2	Suite 501
Entity Address City Or Town	Birmingham
Entity Address State Or Province	AL
Entity Address Postal Zip Code	35242
City Area Code	205
Local Phone Number	969-3755
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.001 per share
Trading Symbol	MPW
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Description	On May 9, 2024, Medical Properties Trust, Inc., a Maryland corporation (the “Company”), filed a Current Report on Form 8-K (the “Original Report”) furnishing under Items 2.02 and 9.01 the press release announcing the Company’s financial results for the three months ended March 31, 2024 and certain supplemental information regarding the Company’s financial results for the quarter ended March 31, 2024. The press release and the supplemental information were included as Exhibits 99.1 and 99.2 to the Original Report.As previously reported, due to the voluntary bankruptcy petition filed by Steward Health Care System LLC (“Steward”), one of the Company’s tenants, four days prior to the due date for filing of the Company’s Quarterly Report on Form 10-Q for the period ended March 31, 2024 (the “Quarterly Report”), the Company was delayed in filing the Quarterly Report until May 29, 2024. During the delay period, developments occurred that gave rise to a subsequent event unrelated to Steward, which but for the delayed filing would have been properly reflected in the Company’s financial statements for the second quarter of 2024. In accordance with FASB ASC 855, Subsequent Events, the Company has determined that this event provided additional evidence about conditions that existed as of March 31, 2024 and this Current Report on Form 8-K/A (the “Amended Report”) is being filed by the Company to update certain related financial information appearing in the Original Report. Except as set forth below, this Amended Report does not otherwise update or change any disclosure or numbers contained in the Original Report.
Entity Central Index Key	0001287865